Share Capital - Summary of fair values at the amendment date of the share-based option plan (Detail)	1 Months Ended	12 Months Ended
	May 29, 2019 CAD ($) yr $ / shares	Dec. 31, 2019 CAD ($) yr	Dec. 31, 2018 CAD ($)
Disclosure of fair value measurement of equity [line items]
Expected Option Life | yr		3.5
Before Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant | $ / shares	$ 3.47
Expected dividends
Before Amendment [Member] | Top of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 1.40
Exercise price | $ / shares	$ 51.60
Expected Volatility	99.40%
Expected Option Life | yr	3.5
Risk free interest rate (based on government bonds)	1.57%
Before Amendment [Member] | Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 0.01
Exercise price | $ / shares	$ 12.90
Expected Volatility	98.60%
Expected Option Life | yr	1.0
Risk free interest rate (based on government bonds)	1.48%
After Amendment [Member]
Disclosure of fair value measurement of equity [line items]
Share price at grant | $ / shares	$ 3.47
Exercise price | $ / shares	$ 4.54
Expected dividends
After Amendment [Member] | Top of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 2.10
Expected Volatility	99.40%
Expected Option Life | yr	3.5
Risk free interest rate (based on government bonds)	1.57%
After Amendment [Member] | Bottom of range [member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 1.06
Expected Volatility	98.60%
Expected Option Life | yr	1.0
Risk free interest rate (based on government bonds)	1.48%